SHARE OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2025	Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Options exercised (in shares)		340,000
Shares issued (in shares)		47,060
Share options exercised, intrinsic value		$ 0.3
Shares option, weighted average exercise price (in dollars per share)		$ 8.63
Number of options awarded (shares)	465,000
Options, expected term	5 years
Vesting period of options awarded to employees	3 years
Initial strike price (usd per share)	$ 8.39